Overview	6 Months Ended
Dec. 31, 2024
Overview [Abstract]
Overview
1.	Overview

Linkers Industries Limited (the “Company”) is incorporated in British Virgin Islands on December 8, 2022 and its registered office at Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, VG1110, British Virgin Islands. The principal place of business of the Company is Lot A99, Jalan 2A-3, Lot A101 and A102, Jalan 2A, Kawasan Perusahaan MIEL Sungai Lalang, 08000 Sungai Petani, Kedah Darul Aman, Malaysia.

These unaudited interim condensed consolidated financial statements comprise the Company and its subsidiaries (the “Group”).

The principal activity of the Company is investment holding. The principal activities of the subsidiaries are disclosed below.

The details of its subsidiaries are as follows:

		Percentage of effective ownership
Name of subsidiary		held by the Company
(Country of incorporation and principal place of business)	Principal activities	June 30, 2024	December 31, 2024

TEM SP Limited	Investment holding	100%	100%
(British Virgin Islands)

TEM Electronics (M) Sdn Bhd	Manufacturing of connectors,	100%	100%
(Malaysia)	assemblies and wire harness

In order to facilitate the Company’s initial public offering, the Company completed a series of reorganization transactions (the “Reorganization”), whereby, each of the operating and holding entities under the controlling shareholder’s common control before and after the Reorganization, were ultimately contributed to the Company.

On November 15, 2022, Mr. Man Tak Lau, who is the controlling shareholder, incorporated TEM SP Limited. a company incorporated in BVI.

On December 14, 2022, TEM Group Limited, a company incorporated in BVI, whom Mr. Man Tak Lau is the controlling shareholder, transferred 100% issued share capital of TEM Electronics (M) Sdn Bhd to TEM SP Limited for a total consideration of RM 20,143,836.

On December 21, 2022, Mr. Man Tak Lau transferred 100% issued share capital of TEM SP Limited to the Company.

The Reorganization was completed on December 21, 2022. Through the Reorganization, the Company became the holding company of the subsidiaries comprising the Group. Accordingly, the financial statements were prepared on a consolidated basis by applying the principles of common control as if the Reorganization had been completed at the beginning of the first reporting period.

There have been no significant changes in the nature of these activities during the financial periods ended December 31, 2024 and December 31, 2023.